Fair Value Measurements (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value disclosure	$ 0	$ 0	$ 0	$ 0
Liabilities fair value disclosure	$ 0	$ 0	$ 0	$ 0
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of stock description		Each whole Public Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share	Each whole Public Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share
Warrant price	$ 0.01	$ 0.01	$ 0.01
Redemption of warrants description		the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a	the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
Warrants outstanding	5,750,000	5,750,000	5,750,000
Initial Measurement on the Closing Date			$ 6,300,000
Changes in fair value of Private Placement Warrant liability	$ 1,700,000	$ 9,200,000	$ 4,000,000
Public Warrants [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share issued price	$ 11.5	$ 11.5	$ 11.5
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding	208,600	208,600	208,600